Summary of Significant Accounting Policies Significant Accounting Policy (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Inventory Valuation Reserves	$ 1			$ 1
Research and development expenses	13	$ 63	$ 65		$ 70
Concentration Risk, Supplier				.07
Restructuring Charges	5	20	$ 32		21
Allowance for Doubtful Accounts Receivable		$ 0
Other Cash Equivalents, at Carrying Value	$ 5			$ 5	$ 2